Investments in Associates and Joint Ventures - Details of Investments in Significant Associates and Joint Ventures (Parenthetical) (Detail) - JPY (¥) ¥ in Millions						1 Months Ended		12 Months Ended
	Oct. 17, 2017	Oct. 16, 2017	Jul. 24, 2017	May 30, 2017	Jan. 02, 2017	Aug. 31, 2017	May 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 08, 2017	Nov. 30, 2017	Nov. 03, 2017	Sep. 29, 2017	Jun. 27, 2017
Green Monster, Inc. [Member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of voting equity interest disposed													35.00%
Percentage of ownership									35.00%
transcosmos online communications inc. [member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership	37.10%	40.00%						37.10%	40.00%
Snow Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership								45.00%	25.00%
Snow Corporation [member] | Camera Application Business (was operated by a wholly owned subsidiary, LINE Plus Corporation) [member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership				25.00%			48.60%	48.60%	25.00%
Percentage of ownership in Snow Corporation held by ultimate parent company						45.00%
Snow Corporation [member] | Camera Application Business (was operated by a wholly owned subsidiary, LINE Plus Corporation) [member] | NAVER Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Share capital						¥ 3,938
K Fund I [Member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership								25.00%
K Fund I [Member] | NAVER Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of voting shares acquired					50.00%
K Fund I [Member] | LINE Plus Corporation [Member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership					49.90%			25.00%
Percentage of voting shares acquired					49.90%
Orfeo Sound Works Corporation [Member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership								20.70%
Orfeo Sound Works Corporation [Member] | LINE Friends Corporation [Member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of voting shares acquired														20.70%
Oozoo Inc [Member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership								44.50%
Oozoo Inc [Member] | Next Floor Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership			44.50%
Nano Interactive Inc [Member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership								35.50%
Nano Interactive Inc [Member] | Next Floor Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership			35.50%
Motif Co Ltd [Member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership								41.50%
Motif Co Ltd [Member] | LINE Games Corporation [Member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of voting shares acquired												41.50%
Skeinglobe Corporation [Member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership								28.70%
Skeinglobe Corporation [Member] | LINE Games Corporation [Member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of voting shares acquired										28.70%
Drama & Company [Member] | LINE Plus Corporation [Member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of voting shares acquired											37.20%
Ultimate Parent Company [member] | Camera Application Business (was operated by a wholly owned subsidiary, LINE Plus Corporation) [member] | NAVER Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership in Snow Corporation held by ultimate parent company								55.00%	75.00%
Ultimate Parent Company [member] | Snow Corporation [member] | Camera Application Business (was operated by a wholly owned subsidiary, LINE Plus Corporation) [member]
Disclosure of investments in associates and joint ventures [line items]
Share capital						¥ 984